Segment Information - Summary of Detailed Information About Insurance, Reinsurance and Investment Contracts (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	€ 177,262	€ 176,083
Insurance contracts and investment contracts without participation features	198,855	197,139
Reinsurance contracts held	16,000	16,669
Eliminations [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts and investment contracts without participation features	(5,626)	(6,266)
Reinsurance contracts held	(5,613)	(6,223)
International [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts and investment contracts without participation features	6,625	7,570
Reinsurance contracts held	5,445	6,065
Americas [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts and investment contracts without participation features	135,934	137,159
Reinsurance contracts held	16,166	16,458
United Kingdom [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts and investment contracts without participation features	61,922	58,676
Reinsurance contracts held	2	369
Direct Participating Contracts [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	110,315	106,044
Direct Participating Contracts [member] | International [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	193	187
Direct Participating Contracts [member] | Americas [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	70,436	69,163
Direct Participating Contracts [member] | United Kingdom [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	39,687	36,694
Without Direct Participating Contracts [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	66,907	69,600
Without Direct Participating Contracts [member] | Eliminations [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	(5,626)	(6,266)
Without Direct Participating Contracts [member] | International [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	6,393	6,944
Without Direct Participating Contracts [member] | Americas [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	65,499	67,996
Without Direct Participating Contracts [member] | United Kingdom [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	642	927
Contracts measured under the PAA [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	39	439
Contracts measured under the PAA [member] | International [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Insurance contracts	39	439
Discretionary Participation Features [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Investment contracts with DPF	21,594	21,055
Discretionary Participation Features [member] | United Kingdom [member]
Disclosure Of Detailed Information About Insurance Reinsurance And Investment Contracts Assets and Liabilities Per Segment [Line Items]
Investment contracts with DPF	€ 21,594	€ 21,055